DEFERRED CONSIDERATION (Details) - USD ($) $ in Thousands	Dec. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2024
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration, noncurrent		$ 34,929	$ 0
Deferred consideration, current liabilities		4,924	11,277
Freebets.com
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration, current liabilities			3,652	$ 5
Fixed consideration payable			7,325
OddsJam
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration liability		39,853
Deferred consideration, noncurrent		34,929
Deferred consideration, current liabilities		4,924
Performance amount capped	$ 40,000
Percentage of deferred payments	70.00%
OddsJam | Due for Payment in January 2026
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration, current liabilities		3,852
OddsJam | Due for Payment in November 2026
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration, current liabilities		$ 1,072
Roto Sports, Inc.
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration, current liabilities			$ 300